Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	msf_SupplementTextBlock

METROPOLITAN SERIES FUND

SUPPLEMENT DATED NOVEMBER 21, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013, AS AMENDED

BLACKROCK DIVERSIFIED PORTFOLIO

The Board of Trustees of Metropolitan Series Fund (the “Fund”) has approved a change of subadviser for the BlackRock Diversified Portfolio (the “Portfolio”) from BlackRock Advisors, LLC (“BlackRock”) to Wellington Management Company, LLP (“Wellington Management”) to be effective on or about February 3, 2014, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC, and Wellington Management. Effective on or about February 3, 2014, the name of the Portfolio will change to WMC Balanced Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to BlackRock will change to Wellington Management. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to BlackRock in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about February 3, 2014:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objectives” is deleted in its entirety and replaced with the following:

Long term capital appreciation with some current income.

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Wellington Management Company, LLP (“Wellington Management”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in U.S. investment grade debt securities and equity securities of U.S. companies and, to a lesser extent, foreign companies. The amount of assets invested in fixed income securities and equity securities will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations. Under normal circumstances, the Portfolio invests approximately 40% of its assets in fixed income securities and approximately 60% in equity securities.

The fixed income portion of the Portfolio invests primarily in U.S. investment grade debt securities such as government bonds, corporate bonds, and mortgage-backed securities. Core investments are established in U.S. investment-grade fixed income securities, such as government bonds, corporate bonds, and mortgage-backed securities. In addition, opportunistic investments are established in higher-risk/higher-return segments of the global bond market, such as U.S. corporate high yield, non-dollar denominated foreign government bonds, and emerging markets debt, with a maximum aggregate weight of 30% of the Portfolio’s assets allocated to fixed income securities. The fixed income portion of the Portfolio is managed according to a disciplined investment process that combines the best aspects of both team-based strategy development and individual portfolio manager flexibility. The team sets interest rate duration and sector allocation strategy guidelines. Once the team has established the guidelines, the fixed income portfolio managers turn to Wellington Management’s in-house fixed income credit analysts for their bottom-up analysis and security recommendations. The fixed income portfolio managers then consider analyst recommendations in making final buy and sell decisions. Risk is monitored by Wellington Management throughout the investment process and managed at the security, sector, and portfolio level.

The fixed income portion of the Portfolio also may invest in U.S. corporate high yield, foreign government bonds, and emerging markets debt, and utilize derivatives such as futures, options, forwards, or swaps. The fixed income portion’s average duration ranges between +/- 1.5 years of the average duration of the Barclays U.S. Aggregate Bond Index. Up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in non-U.S. dollar denominated issues and currencies, and up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in debt obligations below investment grade (commonly known as “junk bonds”), but these two instruments will not combine to exceed 30% of Portfolio assets allocated to fixed income securities.

The equity portion of the Portfolio invests primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

In managing the equity portion of the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the Portfolio’s total net assets allocated to equity securities in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the equity portion of the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In the Portfolio Summary, the disclosures concerning the following risks are deleted in their entirety from the section entitled “Principal Risks”: Investment Company and Exchange Traded Fund Risk; Mortgage Dollar Roll Transactions Risk; Forward Commitment, When-Issued and Delayed Delivery Securities Risk; Short Sale and Short Position Risk; and Portfolio Turnover Risk.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Principal Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

In the Portfolio Summary, the disclosure in the first paragraph of the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective on or about February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers. Effective on or about February 3, 2014, the S&P 500 Index replaced the Russell 1000 Index as the primary benchmark of the equity portion of the Portfolio, and the Russell 1000 Index became the secondary benchmark. These benchmark changes were made because the S&P 500 Index more precisely reflects the market in which the equity portion of the Portfolio invests.

In the Portfolio Summary, the Average Annual Total Return table in the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	12.38%	2.44%	5.94%	—	—
Class B	12.11%	2.19%	N/A	4.19%	4-26-04
Class E	12.18%	2.30%	5.78%	—	—
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	16.00%	1.66%	7.10%	—	—
Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)	16.42%	1.92%	7.52%	—	—
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	4.21%	5.95%	5.18%	—	—
Blended Index (60% S&P 500 Index & 40% Barclays U.S. Aggregate Bond Index) (reflects no deduction for mutual fund fees or expenses)	11.31%	3.81%	6.62%	—	—

BlackRock Diversified Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msf_SupplementTextBlock

METROPOLITAN SERIES FUND

SUPPLEMENT DATED NOVEMBER 21, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013, AS AMENDED

BLACKROCK DIVERSIFIED PORTFOLIO

The Board of Trustees of Metropolitan Series Fund (the “Fund”) has approved a change of subadviser for the BlackRock Diversified Portfolio (the “Portfolio”) from BlackRock Advisors, LLC (“BlackRock”) to Wellington Management Company, LLP (“Wellington Management”) to be effective on or about February 3, 2014, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC, and Wellington Management. Effective on or about February 3, 2014, the name of the Portfolio will change to WMC Balanced Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to BlackRock will change to Wellington Management. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to BlackRock in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about February 3, 2014:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objectives” is deleted in its entirety and replaced with the following:

Long term capital appreciation with some current income.

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Wellington Management Company, LLP (“Wellington Management”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in U.S. investment grade debt securities and equity securities of U.S. companies and, to a lesser extent, foreign companies. The amount of assets invested in fixed income securities and equity securities will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations. Under normal circumstances, the Portfolio invests approximately 40% of its assets in fixed income securities and approximately 60% in equity securities.

The fixed income portion of the Portfolio invests primarily in U.S. investment grade debt securities such as government bonds, corporate bonds, and mortgage-backed securities. Core investments are established in U.S. investment-grade fixed income securities, such as government bonds, corporate bonds, and mortgage-backed securities. In addition, opportunistic investments are established in higher-risk/higher-return segments of the global bond market, such as U.S. corporate high yield, non-dollar denominated foreign government bonds, and emerging markets debt, with a maximum aggregate weight of 30% of the Portfolio’s assets allocated to fixed income securities. The fixed income portion of the Portfolio is managed according to a disciplined investment process that combines the best aspects of both team-based strategy development and individual portfolio manager flexibility. The team sets interest rate duration and sector allocation strategy guidelines. Once the team has established the guidelines, the fixed income portfolio managers turn to Wellington Management’s in-house fixed income credit analysts for their bottom-up analysis and security recommendations. The fixed income portfolio managers then consider analyst recommendations in making final buy and sell decisions. Risk is monitored by Wellington Management throughout the investment process and managed at the security, sector, and portfolio level.

The fixed income portion of the Portfolio also may invest in U.S. corporate high yield, foreign government bonds, and emerging markets debt, and utilize derivatives such as futures, options, forwards, or swaps. The fixed income portion’s average duration ranges between +/- 1.5 years of the average duration of the Barclays U.S. Aggregate Bond Index. Up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in non-U.S. dollar denominated issues and currencies, and up to 20% of the Portfolio’s total net assets allocated to fixed income securities may be invested in debt obligations below investment grade (commonly known as “junk bonds”), but these two instruments will not combine to exceed 30% of Portfolio assets allocated to fixed income securities.

The equity portion of the Portfolio invests primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

In managing the equity portion of the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the Portfolio’s total net assets allocated to equity securities in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the equity portion of the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In the Portfolio Summary, the disclosures concerning the following risks are deleted in their entirety from the section entitled “Principal Risks”: Investment Company and Exchange Traded Fund Risk; Mortgage Dollar Roll Transactions Risk; Forward Commitment, When-Issued and Delayed Delivery Securities Risk; Short Sale and Short Position Risk; and Portfolio Turnover Risk.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Principal Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

In the Portfolio Summary, the disclosure in the first paragraph of the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective on or about February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers. Effective on or about February 3, 2014, the S&P 500 Index replaced the Russell 1000 Index as the primary benchmark of the equity portion of the Portfolio, and the Russell 1000 Index became the secondary benchmark. These benchmark changes were made because the S&P 500 Index more precisely reflects the market in which the equity portion of the Portfolio invests.

In the Portfolio Summary, the Average Annual Total Return table in the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	12.38%	2.44%	5.94%	—	—
Class B	12.11%	2.19%	N/A	4.19%	4-26-04
Class E	12.18%	2.30%	5.78%	—	—
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	16.00%	1.66%	7.10%	—	—
Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)	16.42%	1.92%	7.52%	—	—
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	4.21%	5.95%	5.18%	—	—
Blended Index (60% S&P 500 Index & 40% Barclays U.S. Aggregate Bond Index) (reflects no deduction for mutual fund fees or expenses)	11.31%	3.81%	6.62%	—	—